SUBSEQUENT EVENTS (Details Textual) - USD ($)					1 Months Ended						3 Months Ended			6 Months Ended		10 Months Ended	12 Months Ended
	Aug. 15, 2017	Feb. 02, 2017	Feb. 02, 2017	Jun. 11, 2015	Mar. 31, 2017	Mar. 17, 2017	Feb. 16, 2017	Feb. 14, 2017	Feb. 29, 2016	Feb. 24, 2015	Oct. 06, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	May 19, 2017
Subsequent Event [Line Items]
Repayments of Related Party Debt																	$ 300,000	$ 500,000
Preferred Stock, Shares Issued												0		0		0	0	0
Common Stock, Shares, Issued												11,621,229		11,621,229		7,606,518	7,606,518	168,565
Debt Conversion, Original Debt, Amount														$ 2,000,000
Conversion of Stock, Shares Converted														977,751			977,751	154,543
Due to Related Parties																$ 96,000	$ 96,000
Increase (Decrease) in Due to Related Parties														$ 1,657,000	$ 312,000		$ 436,000	$ (85,000)
Stock Issued During Period, Shares, New Issues									29,639
Common Stock, Par or Stated Value Per Share												$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Stock Issued During Period, Value, New Issues				$ 500,000					$ 3,557,000
Business Combination, Consideration Transferred, Total														$ 16,000,000	$ 3,000,000		$ 3,000,000	$ 0
Proceeds from Warrant Exercises																	$ 492,000	$ 1,758,000
February 2017 Financing [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								1,312,500
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.00
Net Proceeds From Issuance Or Sale Of Equity								$ 3,500,000
Lincoln Park Capital Fund LLC [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued																			192,431
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																		6,320
Debt Conversion, Original Debt, Amount																		$ 150,000
Vislink Communication Systems [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred			$ 9,500,000
Payments to Acquire Businesses, Gross		$ 6,500,000	16,000,000
Extinguishment of Debt, Amount						$ 2,900,000
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 1.9%
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued																	5,750,000
Series D Preferred Stock [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted														416,667
Stock Issued During Period, Shares, New Issues														5,000,000
MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt																	$ 655,000
Debt Conversion, Converted Instrument, Shares Issued														71,526
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 25
Due to Related Parties												$ 1,633,000		$ 1,633,000		$ 150,000	$ 150,000
Stock Issued During Period, Shares, New Issues										3,326				71,526			49,712
Share Price										$ 528
Stock Issued During Period, Value, New Issues										$ 1,756,098							$ 364,000
Diluted Outstanding Shares ,Percentage							2.10%
MB Technology Holdings LLC [Member] | Vislink Communication Systems [Member]
Subsequent Event [Line Items]
Business Acquisition, Transaction Costs					$ 1,480,000							$ 777,000	$ 1,480,000	$ 777,000
Business Acquisition Cost Of Acquired Entity Transaction Costs, Percentage												0.00%	0.00%
Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued																326,294
Common Stock [Member] | February 2017 Financing [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued								1,750,000
Common Stock [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted														5,000,000
Conversion of Stock, Shares Issued														416,667
Subsequent Event [Member]
Subsequent Event [Line Items]
Increase (Decrease) in Due to Related Parties											$ 875,000
Stock Issued During Period, Shares, New Issues											468,370		462,513
Stock Issued During Period, Value, New Issues													$ 783,000
Proceeds from Warrant Exercises											$ 535,000
Leak-Out Agreement, Maximum Percentage of Shares Traded		2.75%
Leak-Out Agreement, Minimum Amount of Shares Traded		$ 27,500
Subsequent Event [Member] | February 2017 Financing [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								1,312,500
Net Proceeds From Issuance Or Sale Of Equity								$ 3,500,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50
Stock Issued During Period, Shares, New Issues	1,560,978
Share Price	$ 2.05
Common Stock, Par or Stated Value Per Share	$ 0.00001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	0.50
Proceeds from Issuance of Private Placement	$ 3,200,000
Subsequent Event [Member] | Vislink International Limited [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt		$ 2,000,000
Debt Instrument, Maturity Date		Mar. 20, 2017
Business Combination, Consideration Transferred, Total		$ 16,000,000
Business Combination, Consideration Transferred, Liabilities Incurred		9.5
Business Combination, Contingent Consideration, Liability		4,900,000	4,900,000
Payments to Acquire Businesses, Gross		$ 6,500,000
Debt Instrument, Basis Spread on Variable Rate		1.90%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		$ 4,600,000	$ 4,600,000
Extinguishment of Debt, Amount		$ 2,900,000
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 1.9%
Subsequent Event [Member] | August 2015 Underwritten Offering [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises													1,588,800
Subsequent Event [Member] | Vislink Communication Systems [Member]
Subsequent Event [Line Items]
Business Acquisition, Transaction Costs					$ 1,480,000								$ 1,480,000
Business Acquisition Cost Of Acquired Entity Transaction Costs, Percentage													8.00%
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued					10,750,000								10,750,000
Conversion of Stock, Shares Converted					10,750,000
Conversion of Stock, Shares Issued					895,826
Business Combination, Contingent Consideration, Liability					$ 702,000								$ 702,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					2,249,000
Subsequent Event [Member] | MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued											31,698		35,852
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.10
Debt Conversion, Original Debt, Amount													$ 60,000
Due to Related Parties											$ 60,000
Diluted Outstanding Shares ,Percentage							25.00%
Class Of Warrant Term							5 years
Subsequent Event [Member] | Treco International, S.A [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross					$ 2,000,000						$ 2,000,000		$ 2,000,000
Stock Issued During Period, Shares, New Issues											60,403		24,397
Paid-in-Kind Interest											$ 90,000		$ 90,000
Subsequent Event [Member] | Common Stock [Member] | February 2017 Financing [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued								1,750,000
Subsequent Event [Member] | Common Stock [Member] | December 2016 Financing [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					794,400								794,400
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 267,713
Warrants Issued											267,713
Warrants Issued To Common Stock													794,400
Subsequent Event [Member] | Common Stock [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued					5,000,000								5,000,000
Conversion of Stock, Shares Converted													5,000,000
Conversion of Stock, Shares Issued													416,667